EQUITY METHOD INVESTMENT - Schedule of Equity Method Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
EQUITY METHOD INVESTMENT
Balance at beginning of period	$ 525	$ 608
Share of losses	39	225
Distributions	(254)	(308)
Balance at end of period	$ 310	$ 525